Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments:
Pooled separate account, at fair value	$ 1,046,110	$ 964,225
Insurance co. general account, at contract value	1,068,154	1,423,490
Registered investment companies, at fair value	11,330,878	9,383,701
Employer stock, at fair value	2,033,998	1,700,797
Total investments	15,479,140	13,472,213
Receivables:
Notes receivable from participants	183,156	104,075
Total receivables	183,156	104,075
Net assets available for benefits	$ 15,662,296	$ 13,576,288